Ordinary shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares
Ordinary shares
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO		1
Follow-on public offering | $				$ 5,636
Ordinary shares authorized		1,500,000,000	1,500,000,000
Ordinary shares issued		337,816,197	337,489,751	325,733,064
Ordinary shares outstanding		337,816,197	333,581,801	323,640,564
RSUs
Ordinary shares
Forfeited (in shares)		22
Settlement Of RSU by new issuance (in shares)		291,495	4,243,680	1,865,055
Follow on Offering
Ordinary shares
Follow-on public offering | $	$ 6,216
Class A ordinary shares
Ordinary shares
Ordinary shares authorized		1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares issued		234,209,217	233,882,749	196,045,898
Ordinary shares outstanding		234,209,217	229,974,799	193,953,398
Exercised (in shares)			4,287,360	5,103,015
Forfeited (in shares)		34,995
Issuance for acquisition of subsidiaries (in shares)			3,225,647
Share repurchase program (in shares)			1,815,450	2,094,000
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares)		3,907,950		1,808,220
Conversion of ordinary shares			26,080,164	93,426,495
Class A ordinary shares | Follow on Offering
Ordinary shares
Follow-on public offering (in shares)	4,907,100			4,907,100
Shares price (in dollars per share) | $ / shares	$ 1.27
Class B ordinary shares
Ordinary shares
Ordinary shares authorized		350,000,000	350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares issued		103,606,980	103,607,002	129,687,166
Ordinary shares outstanding		103,606,980	103,607,002	129,687,166
Forfeited (in shares)		22
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized		150,000,000	150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001